Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock-based Compensation
(13)	Stock-based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of March 31, 2013, 153,069 shares of common stock were available for future grants under the Plan.

Stock Options

The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	234,465	$12.37	8.5
Granted	—	$—
Exercised	—	$—
Forfeited	(1,781)	$14.41
Outstanding at March 31, 2013	232,684	$12.35	8.2	$—

Vested and expected to vest at March 31, 2013	219,158	$12.62	8.2	$—

Exercisable at March 31, 2013	97,611	$17.82	7.7	$—

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the three months ended March 31, 2012 and 2013 was $86,000 and $97,000, respectively. As of March 31, 2013, there was $0.6 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee and non-employee director stock options, which is expected to be recognized over a weighted- average period of 2.5 years.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties. The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized ratably as the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2012	74,372	$7.81
Granted	—	$—
Vested	(19,221)	$8.35
Forfeited	(212)	$15.81
Nonvested at March 31, 2013	54,939	$7.60

Total stock-based compensation expense for restricted stock was $49,000 and $45,000 for the three months ended March 31, 2012 and 2013, respectively. As of March 31, 2013, there was $356,000 of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 2.7 years.

(14)            Stock-based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of December 31, 2012, 46,652 shares of common stock were available for future grants under the Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2010	137,896	$24.88
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,872	$16.76
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(25,159)	$20.45
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—

Vested and expected to vest at December 31, 2012	218,118	$12.69	8.4	$—

Exercisable at December 31, 2012	71,442	$21.45	7.6	$—

During 2011 and 2012, the Company issued options to purchase 129,569, and 87,184 shares of common stock, respectively, to employees and non-employee directors under the Plans. The per-share weighted-average fair value of the options granted to employees during 2011 and 2012 was estimated at $6.10, and $5.66, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	79%	84%
Expected term	5.5 years	6.0 years
Risk-free interest rate	1.4%	1.1%
Dividend yield	None	None

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the years ended December 31, 2011 and 2012 was $0.7 million and $0.4 million, respectively. As of December 31, 2012, there was $0.7 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee stock options and remaining incremental expense associated with the modification of stock options and no unrecognized compensation expense related to non-vested non-employee director stock options.

During 2011, the Company issued options to purchase 1,000 shares of common stock to non-employee consultants under the Plan. No options were granted to non-employees during the year ended December 31, 2012. The per-share weighted-average fair value of the options granted to non-employees during 2011 was estimated at $2.90 on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	89%	Not applicable
Expected term	5 years	Not applicable
Risk-free interest rate	0.8%	Not applicable
Dividend yield	None	Not applicable

Total stock-based compensation expense recognized for stock options to nonemployees for the years ended December 31, 2011 and 2012 was $9,000 and $1,000, respectively. As of December 31, 2012, there was not any unrecognized compensation expense related to non-vested nonemployee stock options.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties. The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(2,432)	$17.36
Nonvested at December 31, 2012	74,372	$7.81

Total stock-based compensation expense for restricted stock was $0.1 million and $0.2 million for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, there was $0.4 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 2.9 years.